Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Litigation:

On April 25, 2019, ECPower (HK) Company Limited (“EC Power”), a subsidiary of SEII, filed a claim against The Dairy Farm Limited (“Dairy Farm”) in respect of the cooperation agreement between the two parties for the battery rental business at 7-Eleven outlets in Hong Kong during the period from September 2017 to February 2018. The claim is for a total compensation of HK$1,395,000 (approximately $178,846) which comprises of (i) HK$45,000 (approximately $5,769) as compensation for interest and administration cost incurred as a result of Dairy Farm’s delay in payment of EC Power’s share of the rental income, and (ii) HK$1,350,000 (approximately $173,077) as compensation for Dairy Farm’s early termination of the cooperation agreement without any valid proof of fault on the part of EC Power.

Legal proceedings:

On June 10, 2020, the Company’s subsidiary, Ecrent Worldwide Company Limited (“Ecrent Worldwide”), a wholly On June 10, 2020, the Company’s subsidiary, Ecrent Worldwide Company Limited (“Ecrent Worldwide”), a wholly owned subsidiary of Universal Sharing Limited (formerly known as Ecrent Holdings Limited), received a writ of summon (the “Summon”) issued by Messrs Wilkinson & Grist on behalf of Mr. Michael Andrew BERMAN and Mr. Eric Hans ISRAEL, who were the former Chief Executive Officer and Chief Financial Officer of Ecrent (America) Company Limited (“Ecrent America”) and Ecrent (USA) Company Limited (“Ecrent USA”). Both Ecrent America and Ecrent USA were the former subsidiaries of Universal Sharing Limited. On the same day, the Summon also delivered to Mr. Chan Tin Chi, the major shareholder of SEII and his spouse, Ms. Deborah Yuen Wai Ming. Pursuant to the US Judgement dated on September 25, 2019 issued by the Supreme Court of the State of New York County of Nassau, the Summon demands Ecrent Worldwide, Mr. Chan Tin Chi, and Ms. Deborah Yuen Wai Ming to fully settle an amount of approximately $241,706 and $103,841 to Mr. Berman and Mr. Israel, respectively representing the unpaid salary, benefits, expenses and incentive bonus. SEII intends to dispute these proceedings that the US Judgement is not enforceable under the Hong Kong jurisdiction.

In accordance with applicable accounting guidance, the Company records accruals for certain of its outstanding legal proceedings, investigations or claims when it is probable that a liability will be incurred, and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings, investigations or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if the financial statements would be otherwise misleading.

When a loss contingency is not both probable and estimable, the Company does not establish an accrued liability. However, if the loss (or an additional loss in excess of the accrual) is at least a reasonable possibility and material, then the Company discloses an estimate of the possible loss or range of loss, if such estimate can be made or discloses that an estimate cannot be made.

NOTE 11 – COMMITMENT AND CONTINGENCIES

Litigation

On April 25, 2019, ECPower (HK) Company Limited (“EC Power”), a subsidiary of SEII, filed a claim against The Dairy Farm Limited (“Dairy Farm”) in respect of the cooperation agreement between the two parties for the battery rental business at 7-Eleven outlets in Hong Kong during the period from September 2017 to February 2018. The claim is for a total compensation of HK$1,395,000 (approximately $178,846) which comprises of (i) HK$45,000 (approximately $5,769) as compensation for interest and administration cost incurred as a result of Dairy Farm’s delay in payment of EC Power’s share of the rental income, and (ii) HK$1,350,000 (approximately $173,077) as compensation for Dairy Farm’s early termination of the cooperation agreement without any valid proof of fault on the part of EC Power.

Legal proceedings:

On June 10, 2020, the Company’s subsidiary, Ecrent Worldwide Company Limited (“Ecrent Worldwide”), a wholly owned subsidiary of Universal Sharing Limited (formerly known as Ecrent Holdings Limited), received a writ of summon (the “Summon”) issued by Messrs Wilkinson & Grist on behalf of Mr. Michael Andrew BERMAN and Mr. Eric Hans ISRAEL, who were the former Chief Executive Officer and Chief Financial Officer of Ecrent (America) Company Limited (“Ecrent America”) and Ecrent (USA) Company Limited (“Ecrent USA”). Both Ecrent America and Ecrent USA were the former subsidiaries of Universal Sharing Limited. On the same day, the Summon also delivered to Mr. Chan Tin Chi, the major shareholder of SEII and his spouse, Ms. Deborah Yuen Wai Ming. Pursuant to the US Judgement dated on September 25, 2019 issued by the Supreme Court of the State of New York County of Nassau, the Summon demands Ecrent Worldwide, Mr. Chan Tin Chi, and Ms. Deborah Yuen Wai Ming to fully settle an amount of approximately $241,706 and $103,841 to Mr. Berman and Mr. Israel, respectively representing the unpaid salary, benefits, expenses and incentive bonus. SEII intends to dispute these proceedings that the US Judgement is not enforceable under the Hong Kong jurisdiction.

In accordance with applicable accounting guidance, the Company records accruals for certain of its outstanding legal proceedings, investigations or claims when it is probable that a liability will be incurred, and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings, investigations or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if the financial statements would be otherwise misleading.

When a loss contingency is not both probable and estimable, the Company does not establish an accrued liability. However, if the loss (or an additional loss in excess of the accrual) is at least a reasonable possibility and material, then the Company discloses an estimate of the possible loss or range of loss, if such estimate can be made or discloses that an estimate cannot be made.